Disposition Activity	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Disposition Activity

NOTE 4 – DISPOSITION ACTIVITY

Branch Dispositions

In 2012, the Company closed ten branches as part of its ongoing business strategy, which includes a periodic review of its branch network to maximize shareholder return. In 2013, the Company closed or consolidated an additional 14 branches. As part of these branch closures, the Company incurred various disposal costs during the years ended December 31, 2013 and 2012, including personnel termination costs, contract termination costs, and fixed asset disposals. The following table shows the costs the Company incurred that are included in its statements of comprehensive income for the years indicated. The Company estimates future exit costs, which would include additional employee termination costs, fixed asset disposals, and lease termination costs, will not be material.

	For the Years Ended December 31,
(Dollars in thousands)	2013	2012
Employee termination	$299	$477
Accelerated depreciation	1,033	576
Contract termination	659	20
Impairment	4,941	2,743

	$6,932	$3,816